DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

zSpace, Inc. (“zSpace” or the “Company”) was incorporated in the state of Delaware in 2006 and is headquartered in San Jose, California with wholly owned subsidiaries in China and Japan. The Company is the developer of full-service augmented reality/virtual reality (“AR/VR”) solutions built for K-12 education and career technical education. zSpace’s primary product is a mixed reality hardware device that provides an immersive, collaborative, and interactive learning experience. zSpace generates revenues via hardware sales in addition to recurring software revenue for access to zSpace interactive learning applications. The Company’s customer base includes federal, state, and local governments who are making large investments in education technology.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) and include the assets, liabilities, results of operations and cash flows of the Company.

The Company has prepared its unaudited condensed consolidated financial statements in accordance with GAAP in the United States of America (“GAAP”) and the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (the “SEC”). Certain information or note disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and notes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. The unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in this prospectus for the fiscal year ended December 31, 2024.

All intercompany accounts and transactions have been eliminated in consolidation.

Liquidity Risk and Going Concern

For the three and nine months ended September 30, 2025, the Company incurred net losses of approximately $6.2 million and $18.1 million, respectively. For the three and nine months ended September 30, 2024, the Company incurred net losses of $0.2 million and $17.2 million, respectively. For the nine months ended September 30, 2025 and 2024, the Company incurred negative cash flows from operations of $14.0 million and $3.9 million, respectively. The Company had combined cash, cash equivalents and restricted cash balance of $4.3 million and $4.9 million as of September 30, 2025 and December 31, 2024, respectively. The Company has incurred operating losses and negative cash flows from operations since inception. The Company’s prospects are subject to risks, expenses, and uncertainties frequently encountered by companies in the technology industry. These risks include, but are not limited to, the uncertainty of successfully developing its products, availability of additional financing, gaining customer acceptance, and uncertainty of achieving future profitability. The Company’s success depends on obtaining additional financing, increasing sales, expanding its partnerships with resellers, controlling costs, and continued research and development activities to improve product offerings to end-users. The Company has historically funded its operations through the issuance of common and temporary redeemable preferred stock to private investors (Note 6), the proceeds of its Initial Public Offering (the “IPO”) in December 2024 and debt financing (Note 5). The Company evaluated its financial condition as of the date of issuance and determined it is probable that, without consideration of a remediation plan to refinance existing debt facilities and raise new sources of capital, the Company would be unable to meet repayment obligations and the ongoing working capital shortfall in the next twelve months, and there is uncertainty about the Company’s ability to continue as a going concern. The conditions identified above raise substantial doubt about the Company’s ability to continue as a going concern for at least twelve months from the issuance date of the condensed consolidated financial statements.

The unaudited condensed consolidated financial statements have been prepared in accordance with GAAP applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business and does not include any adjustments to reflect the outcome of this uncertainty.

Foreign Operations

Operations outside the United States include subsidiaries in China and Japan. Foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Assets and liabilities of non-U.S. subsidiaries that operate in a local currency environment, where that local currency is the functional currency, are translated to U.S. dollars at exchange rates in effect at the balance sheet date, with the resulting translation adjustments directly recorded to a separate component of AOCI. Income and expense accounts are translated at average exchange rates during the periods presented.

1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

zSpace, Inc. (“zSpace” or the “Company”) was incorporated in the state of Delaware in 2006 and is headquartered in San Jose, California with wholly owned subsidiaries in China and Japan. The Company is the developer of full-service augmented reality/virtual reality (“AR/VR”) solutions built for K-12 education and career technical education. zSpace’s primary product is a mixed reality hardware device that provides an immersive, collaborative, and interactive learning experience. zSpace generates revenues via hardware sales in addition to recurring software revenue for access to zSpace interactive learning applications. The Company’s customer base includes federal, state, and local governments who are making large investments in education technology.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) and include the assets, liabilities, results of operations and cash flows of the Company.

All intercompany accounts and transactions have been eliminated in consolidation.

Liquidity Risk and Going Concern

For the years ended December 31, 2024 and 2023, the Company incurred net losses of $20.8 million and $13.0 million, respectively. For the years ended December 31, 2024 and 2023, the Company incurred negative cash flows from operations of $8.9 million and $6.4 million, respectively. The Company had combined cash and cash equivalents balance of $4.9 million and $3.1 million as of December 31, 2024 and 2023, respectively. The Company has incurred operating losses and negative cash flows from operations since inception. The Company’s prospects are subject to risks, expenses, and uncertainties frequently encountered by companies in the technology industry. These risks include, but are not limited to, the uncertainty of successfully developing its products, availability of additional financing, gaining customer acceptance, and uncertainty of achieving future profitability. The Company’s success depends on obtaining additional financing, increasing sales, expanding its partnerships with resellers, controlling costs, and continued research and development activities to improve product offerings to end-users. The Company has historically funded its operations through the issuance of common and temporary redeemable preferred stock to private investors (Note 6), the proceeds of its Initial Public Offering (the “IPO”) in December 2024 and debt financing (Note 5). The Company evaluated its financial condition as of the date of issuance and determined it is probable that, without consideration of a remediation plan to refinance existing debt facilities and raise new sources of capital, the Company would be unable to meet repayment obligations and the ongoing working capital shortfall in the next twelve months, and there is uncertainty about the Company’s ability to continue as a going concern. The conditions identified above raise substantial doubt about the Company’s ability to continue as a going concern for at least twelve months from the issuance date of the consolidated financial statements.

The consolidated financial statements have been prepared in accordance with GAAP applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business and does not include any adjustments to reflect the outcome of this uncertainty.

Foreign Operations

Operations outside the United States include subsidiaries in China and Japan. Foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes to existing tax laws, possible limitations on foreign investment and income repatriation, government price or foreign exchange controls, and restrictions on currency exchange.

Reverse Stock Split

On December 29, 2023, the Company’s board of directors approved a 1-for-75 reverse split of shares of our common stock and Series A convertible preferred stock. The par values of the common and Series A convertible preferred stock were not adjusted as a result of the reverse stock split, nor were the outstanding shares of NCNV preferred stock. All authorized, issued and outstanding common stock and Series A convertible preferred stock and related per share amounts contained in the financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented. The reverse stock split was effective on December 29, 2023.

Recapitalization

On December 30, 2023 the Company’s board of directors approved a series of transactions that involved the reallocation of certain ownership interests in the Company to existing investors and the extinguishment of existing outstanding related party debt (collectively, the “Recapitalization”). See Note 5 and Note 6 for further information.

Initial Public Offering

On December 6, 2024, we completed the IPO of 2.2 million shares of common stock at a price of $5.00 per share, which included 0.3 million shares sold to the underwriters pursuant to their option to purchase additional shares. After underwriting discounts and commissions of $0.8 million and offering expenses of $2.5 million, we received net proceeds from the IPO of $7.5 million. In connection with the IPO, 4.0 million outstanding shares of preferred stock were converted into 18.7 million shares of common stock. See Note 6 (Temporary Redeemable Preferred Stock and Stockholders’ Equity) for more information.